Financial assets and liabilities (Details) € in Thousands	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 462,209	€ 584,341
Financial assets, at fair value	435,568	557,595
Financial liabilities, at fair value	€ 40,222	€ 141,409
Credit spread, measurement input | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 0	€ 0
LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	40,222	141,409
Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	137	102,555
Financial liabilities-non current portion | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0
Financial liabilities-non current portion | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	137	102,555
Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	1,075	1,302
Financial liabilities-current portion | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0
Financial liabilities-current portion | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	1,075	1,302
Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	39,010	37,552
Trade payables and other current liabilities | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade payables and other current liabilities | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	39,010	37,552
ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	166,055	437,031
ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	269,513	120,565
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	435,663	557,226
Financial liabilities	40,222	69,644
Recurring fair value measurement | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	137	30,790
Recurring fair value measurement | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,075	1,302
Recurring fair value measurement | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39,010	37,552
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	28,057	27,141
Other financial assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
Other financial assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	28,057	27,141
Other financial assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28,152	26,772
Other receivables and assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	19,520	13,769
Other receivables and assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
Other receivables and assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	19,520	13,769
Other receivables and assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,520	13,769
Long-term advances made to CROs | Recurring fair value measurement | Credit spread, measurement input | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial assets at fair value	€ 202	€ 231
Long-term advances made to CROs | Recurring fair value measurement | Bottom of range | Credit spread, measurement input | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0034	0.0034
Long-term advances made to CROs | Recurring fair value measurement | Top of range | Credit spread, measurement input | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0081	0.0131
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	€ 387,992	€ 516,685
Cash and cash equivalents | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	166,055	437,031
Cash and cash equivalents | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	221,936	79,654
Cash and cash equivalents | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 387,992	€ 516,685